Average Annual Total Returns - Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily CSI 300 China A Share Bear 1X Shares 1 Year	Direxion Daily CSI 300 China A Share Bear 1X Shares 5 Years	Direxion Daily CSI 300 China A Share Bear 1X Shares Since Inception	Direxion Daily CSI 300 China A Share Bear 1X Shares Inception Date	Direxion Daily CSI 300 China A Share Bear 1X Shares Return After Taxes on Distributions 1 Year	Direxion Daily CSI 300 China A Share Bear 1X Shares Return After Taxes on Distributions 5 Years	Direxion Daily CSI 300 China A Share Bear 1X Shares Return After Taxes on Distributions Since Inception	Direxion Daily CSI 300 China A Share Bear 1X Shares Return After Taxes on Distributions Inception Date	Direxion Daily CSI 300 China A Share Bear 1X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily CSI 300 China A Share Bear 1X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily CSI 300 China A Share Bear 1X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily CSI 300 China A Share Bear 1X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	CSI 300 Index (reflects no deduction for fees, expenses or taxes) 1 Year	CSI 300 Index (reflects no deduction for fees, expenses or taxes) 5 Years	CSI 300 Index (reflects no deduction for fees, expenses or taxes) Since Inception	CSI 300 Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(35.41%)	(15.26%)	(13.03%)	Jun. 17, 2015	(35.43%)	(15.54%)	(13.30%)	Jun. 17, 2015	(20.95%)	(10.64%)	(9.13%)	Jun. 17, 2015	38.26%	8.87%	1.53%	Jun. 17, 2015	18.40%	15.22%	13.35%	Jun. 17, 2015